As filed with the Securities and Exchange Commission on October 11, 2005

                                                    Registration No. 333-126361
===============================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                              |_|      PRE-EFFECTIVE AMENDMENT NO.

                              |X|      POST-EFFECTIVE AMENDMENT NO. 1

                                CNI CHARTER FUNDS
               (Exact Name of Registrant as Specified in Charter)

                400 North Roxbury Drive, Beverly Hills, CA 90210
                    (Address of Principal Executive Offices)

                                 (800) 708-8881
                         (Registrant's Telephone Number)

                             William J. Souza, Esq.
                             400 North Roxbury Drive
                         Beverly Hills, California 90210
                     (Name and Address of Agent for Service)

                                 with copies to:
                                 Michael Glazer
                     Paul, Hastings, Janofsky & Walker, LLP
                             515 South Flower Street
                          Los Angeles, California 90071

         No filing fee is due because the Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

         Part A and Part B of Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 (No. 333-126361) (the "Registration Statement") of CNI Charter Funds (the "Trust") filed on August 22, 2005, as supplemented by the Trust's filing under Rule 497 of the Securities Act of 1933, as amended, on August 25, 2005, is incorporated by reference into this Post-Effective Amendment No. 1 to the Registration Statement.

                                     PART C


                                OTHER INFORMATION


Item 15  Indemnification

         Please see Article VI of the Registrant's By-Laws, previously filed as an Exhibit. Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:

               "Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

         Notwithstanding the provisions contained in the Registrant's By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to Sections 4 and 5 of Article VI of said By-Laws, any indemnification under said Article shall be made by Registrant only if authorized in the manner provided in either subsection (a) or (b) of Section 6 of said Article VI.

Item 16  Exhibits

(1)    Agreement and Declaration of Trust.

       (1)  Form of Agreement and Declaration of Trust.(A)

       (2)  Form of Amendment to the Agreement and Declaration of Trust.(B)

       (3)  Certificate of Amendment to the Certificate of Trust.(B)

(2)    By-Laws:

       (1)  By-Laws dated October 25, 1996.(A)

       (2)  Amendment to the By-Laws of the Trust.(B)

(3)    Not Applicable.

(4)    Agreement and Plan of Reorganization. (J)

(5)    Not Applicable.

(6)    Investment Management Agreements:

       (1) Form of Investment Management Agreement with City National Asset Management, Inc.(B)

       (2) Schedule to Investment Management Agreement with City National Asset Management, Inc.(C)

       (3)  Form of Investment Management Agreement with CCM Advisors, LLC.(I)

       (4)  Form of Expense Limitation Agreement with CCM Advisors, LLC.(I)

       (5) Investment Sub-Advisory Agreement between City National Asset Management, Inc. and Credit Suisse Asset Management, LLC with respect to High Yield Bond Fund.(I)

       (6) Investment Sub-Advisory Agreement between City National Asset Management, Inc. and Reed, Conner & Birdwell, LLC with respect to RCB Small Cap Value Fund.(I)

       (7) Form of Investment Manager Agreement between CCM Advisors, LLC and Cambiar Investors, LLC with respect to AHA Balanced Fund.(I)

       (8) Form of Investment Manager Agreement between CCM Advisors, LLC and Cambiar Investors LLC with respect to AHA Diversified Equity Fund.(I)

       (9) Form of Investment Manager Agreement between CCM Advisors, LLC and Freeman Associates Investment Management LLC with respect to AHA Balanced Fund.(I)

       (10) Form of Investment Manager Agreement between CCM Advisors, LLC and Freeman Associates Investment Management LLC with respect to AHA Diversified Equity Fund.(I)

       (11) Form of Investment Manager Agreement between CCM Advisors, LLC and SKBA Capital Management, LLC with respect to AHA Socially Responsible Equity Fund.(I)

       (12) Form of Investment Manager Agreement between CCM Advisors, LLC and Patterson Capital Corporation with respect to AHA Limited Maturity Fixed Income Fund.(I)

       (13) Form of Investment Manager Agreement between CCM Advisors, LLC and Robert W. Baird & Co. Incorporated with respect to AHA Full Maturity Fixed Income Fund.(I)

       (14) Form of Investment Manager Agreement between CCM Advisors, LLC and Robert W. Baird & Co. Incorporated with respect to AHA Balanced Fund.(I)

       (15) Form of Investment Manager Agreement between CCM Advisors, LLC and City National Asset Management, Inc. with respect to AHA Limited Maturity Fixed Income Fund.(I)

(7)    Form of Distribution Agreement.(B)

(8)    Not Applicable.

(9)    Form of Custody Agreement.(B)

       (1)  Form of Supplement to Custody Agreement.(C)

       (2)  Form of Amendment to Custody Agreement.(H).

(10)   Distribution Plans.

       (1)  Form of Rule 12b-1 Plan.(I).

       (2)  Form of Share Marketing Agreement.(B)

       (3)  Amended and Restated Multiple Class Plan.(I)

(11)   Legal Counsel's Consent.(H)

       (1)  Legal Counsel's Opinion.(F)

       (2)  Legal Counsel's Opinion.(D)

       (3)  Legal Counsel's Opinion.(E)

       (4)  Legal Counsel's Opinion - filed herewith.


(12)   Tax Opinion - filed herewith.


(13)   Other Material Contracts:

       (1)  Form of Administrative Services Agreement.(B)

                   (i)   Schedule to Administrative Services Agreement.(D)

                   (ii) Form of Supplement to Administrative Services Agreement.(C)

                   (iii) Form of Amendment to Administrative Services
                         Agreement.(H)

       (2)  Form of Transfer Agent Agreement.(B)

                   (i)   Schedule to Transfer Agent Agreement.(I)

                   (ii)  Form of Supplement to Transfer Agent Agreement. (C)

                   (iii) Form of Amendment to Transfer Agency Agreement. (G)

                   (iv)  Form of Amendment to Transfer Agency Agreement. (H)

                   (iv)  Form of Sub-Transfer Agent Agreement.(I)

       (3)  Form of Shareholder Services Agreement.(E)

(14)   Other Opinions - Independent Auditors' Consent.

       (1)  KPMG, LLP.(H)

       (2)  Tait, Weller & Baker.(H)

       (3)  Ernst & Young, LLP.(I)

(15) Not Applicable.

(16) Powers of Attorney. (J)

(17) Form of Proxy Card. (J)

------------------------------

(A) Previously filed as an exhibit to Registrant's Registration Statement on Form N-1A (333-16093) on November 14, 1996 and incorporated herein by reference.

(B) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 8 (333-16093) on May 3, 1999 and incorporated herein by reference.

(C) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 21 (333-16093) on January 28, 2003 and incorporated herein by reference.

(D) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 18 (333-16093) on August 3, 2001 and incorporated herein by reference.

(E) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 19 (333-16093) on October 1, 2001 and incorporated herein by reference.

(F) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 13 (333-16093) on February 28, 2000 and incorporated herein by reference.

(G) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 22 (333-16093) on January 28, 2004 and incorporated herein by reference.

(H) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 24 (333-16093) on January 28, 2005 and incorporated herein by reference.

(I) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 26 (333-16093) on May 13, 2005 and incorporated herein by reference.

(J) Previously filed as an exhibit to Registrant's Registration Statement on Form N-14 (333- 126361) on July 1, 2005 and incorporated herein by reference.


Item 17      Undertakings

       (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

       (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

       As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the registrant, in the City of Beverly Hills, and State of California on the 11th day of October, 2005.

                                     CNI CHARTER FUNDS



                                     By: /s/ Vernon C. Kozlen
                                         --------------------
                                         Vernon C. Kozlen
                                         President, Chief Executive Officer


       As required by the Securities Act of 1933, as amended, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


       Signatures                              Title                         Date
       ----------                              -----                         ----

/s/ Vernon C. Kozlen                   President &                     October 11, 2005
---------------------
Vernon C. Kozlen                       Chief Executive Officer

/s/ Eric Kleinschmidt                  Controller &                    October 11, 2005
---------------------
Eric Kleinschmidt                      Chief Operating Officer

/s/ Irwin G. Barnet*                   Trustee                         October 11, 2005
---------------------
Irwin G. Barnet

/s/ Victor Meschures*                  Trustee                         October 11, 2005
---------------------
Victor Meschures

/s/ William R. Sweet*                  Trustee                         October 11, 2005
---------------------
William R. Sweet

/s/ James R. Wolford*                  Trustee                         October 11, 2005
---------------------
James R. Wolford

/s/ Vernon C. Kozlen
---------------------
*By:  Vernon C. Kozlen,
Attorney-in-Fact pursuant
to Powers of Attorney

                                                                 Exhibit (11)(4)

August 22, 2005


CNI Charter Funds
400 North Roxbury Drive
Beverly Hills, CA  90210

Ladies and Gentlemen:

We have acted as counsel to CNI Charter Funds, a Delaware statutory trust (the "Trust"), in connection with the Registration Statement on Form N-14 filed with the Securities and Exchange Commission under the Securities Act of 1933 (the "Registration Statement") on July 1, 2005, as amended on August 9, 2005 and August 22, 2005, relating to the issuance by the Trust of shares of beneficial interest (the "Shares") of the AHA Limited Maturity Fixed Income Fund, AHA Full Maturity Fixed Income Fund, AHA Balanced Fund, AHA Diversified Equity Fund and AHA Socially Responsible Equity Fund, each a series of the Trust (collectively, the "Funds").

In connection with this opinion, we have assumed the authenticity of all records, documents and instruments submitted to us as originals, the genuineness of all signatures, the legal capacity of natural persons and the conformity to the originals of all records, documents and instruments submitted to us as copies. We have based our opinion upon our review of the following records, documents and instruments:

(a) the Trust's Certificate of Trust as filed with the Delaware Secretary of State on October 28, 1996, the First Amendment thereto as filed with the Delaware Secretary of State on February 11, 1998 and the Second Amendment thereto as filed with the Delaware Secretary of State on April 27, 1999, certified to us by an officer of the Trust as being true and complete on the date hereof;

(b) the Trust's Agreement and Declaration of Trust dated October 25, 1996 (the "Declaration of Trust"), certified to us by an officer of the Trust as being true and complete on the date hereof;

(c) the Bylaws of the Trust dated October 25, 1996, certified to us by an officer of the Trust as being true and complete on the date hereof;

(d) resolutions of the Trust's Board of Trustees adopted on April 5, 2005 authorizing the establishment of the Funds and the issuance of the Shares, certified to us by an officer of the Trust as being true and complete and in effect on the date hereof;

(e) the Registration Statement, as amended; and

CNI Charter Funds
August 22, 2005
Page 2


(f) a certificate of an officer of the Trust concerning certain factual matters relevant to this opinion.

Our opinion below is limited to the federal law of the United States of America and the statutory trust law of the State of Delaware. We are not licensed to practice law in the State of Delaware, and we have based our opinion below solely on our review of Chapter 38 of Title 12 of the Delaware Code (the "Delaware Statutory Trust Act") and the case law interpreting the Delaware Statutory Trust Act as reported in Delaware Laws Affecting Business Entities (Aspen Publishers, Inc., 2005 Spring Edition) as updated on Westlaw through September 30, 2005. We have not undertaken a review of other Delaware law or of any administrative or court decisions in connection with rendering this opinion. We disclaim any opinion as to any law other than that of the United States of America and the statutory trust law of the State of Delaware as described above, and we disclaim any opinion as to any statute, rule, regulation, ordinance, order or other promulgation of any regional or local governmental authority.

Based on the foregoing and our examination of such questions of law as we have deemed necessary and appropriate for the purpose of this opinion, and assuming that (i) all of the Shares will be issued and sold for consideration at their net asset value on the date of their issuance in accordance with statements in the Registration Statement and in accordance with the Declaration of Trust, (ii) all consideration for the Shares will be actually received by the Trust, and
(iii) all applicable securities laws will be complied with, then it is our opinion that, when issued and sold by the Trust, the Shares will be legally issued, fully paid and nonassessable by the Trust.

This opinion is rendered to you in connection with the Registration Statement and is solely for your benefit. This opinion may not be relied upon by you for any other purpose or relied upon by any other person, firm, corporation or other entity for any purpose, without our prior written consent. We disclaim any obligation to advise you of any developments in areas covered by this opinion that occur after the date of this opinion.

We hereby consent to (i) the reference of our firm as Legal Counsel in the Registration Statement, and (ii) the filing of this opinion as an exhibit to the Registration Statement.

                                    Very truly yours,


                                    /s/ Paul, Hastings, Janofsky & Walker LLP

                                                                    Exhibit (12)

September 30, 2005


AHA Investment Funds, Inc.
190 South LaSalle Street, Suite 2800
Chicago, Illinois  60603

CNI Charter Funds
400 North Roxbury Drive
Beverly Hills, California 90210

Re: Reorganization of:   (1) AHA Limited Maturity Fixed Income Fund;
                         (2) AHA Full Maturity Fixed Income Fund;
                         (3) AHA Balanced  Fund;
                         (4) AHA Diversified Equity Fund; and
                         (5) AHA Socially Responsible Equity Fund

Ladies and Gentlemen:

You have requested our opinion with respect to certain federal income tax matters in connection with each of the following reorganizations: (i) by and between AHA Limited Maturity Fixed Income Fund (the "Old Limited Maturity Fixed Income Fund"), a series fund of AHA, and AHA Limited Maturity Fixed Income Fund (the "New Limited Maturity Fixed Income Fund"), a series fund of CNI; (ii) by and between AHA Full Maturity Fixed Income Fund (the "Old Full Maturity Fixed Income Fund"), a series fund of AHA, and AHA Full Maturity Fixed Income Fund (the "New Full Maturity Fixed Income Fund"), a series fund of CNI; (iii) by and between AHA Balanced Fund (the "Old Balanced Fund"), a series fund of AHA, and AHA Balanced Fund (the "New Balanced Fund"), a series fund of CNI; (iv) by and between AHA Diversified Equity Fund (the "Old Diversified Equity Fund"), a series fund of AHA, and AHA Diversified Equity Fund (the "New Diversified Equity Fund"), a series fund of CNI; and (v) by and between AHA Socially Responsible Equity Fund (the "Old Socially Responsible Equity Fund" a series fund of AHA, and together with the Old Limited Maturity Fixed Income Fund, the Old Full Maturity Fixed Income Fund, the Old Balanced Fund, and the Old Diversified Equity Fund, the "Old Funds"), and AHA Socially Responsible Equity Fund (the "New Socially Responsible Equity Fund" a series fund of CNI, and together with the New Limited Maturity Fixed Income Fund, the New Full Maturity Fixed Income Fund, the New Balanced Fund, and the New Diversified Equity Fund, the "New Funds"). The opinion to be rendered in connection with the transactions (the "Transactions") described in the Agreement and Plan of Reorganization dated as of August 24, 2005 (the "Reorganization Agreement"), by AHA for itself and on behalf of the Old Funds and by CNI for itself and on behalf of the New Funds, and adopts the applicable defined terms therein.

September 30, 2005
Page 2


This letter and the opinion expressed herein are for delivery to AHA, the Old Funds, CNI and the New Funds and may be relied upon only by AHA, the Old Funds, CNI, the New Funds and their shareholders. This opinion also may be disclosed by AHA, the Old Funds, CNI or the New Funds or any of their shareholders in connection with an audit or other administrative proceeding before the Internal Revenue Service (the "Service") affecting AHA, the Old Funds, CNI or the New Funds or any of their shareholders or in connection with any judicial proceeding relating to the federal tax liability of AHA, the Old Funds, CNI or the New Funds or any of their shareholders.

The opinions rendered herein are issued in accordance with United States Treasury Department Circular 230, revised as of June 20, 2005 ("Circular 230"). This opinion is intended to be a "covered opinion," as defined in Circular 230.

A.   Assumptions and Representations

For purposes of this opinion we have assumed the truth and accuracy of the following facts:

AHA was duly created pursuant to its Certificate of Incorporation, for the purpose of acting as a management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and is validly existing under the laws of Maryland. AHA is registered as an investment company classified as a diversified, open-end management company, under the 1940 Act.

Each Old Fund is a series fund of AHA duly established under the laws of the State of Maryland and is validly existing under the laws of that State. Each Old Fund has an authorized capital of an unlimited number of shares and each outstanding share of each Old Fund is fully transferable and has full voting rights.

CNI was duly created pursuant to its Agreement and Declaration of Trust dated October 28, 1996, for the purpose of acting as a management investment company under the 1940 Act, and is validly existing under the laws of Delaware. CNI is registered as an investment company classified as a diversified, open-end management company, under the 1940 Act.

Each New Fund is a series fund of CNI duly established under the laws of the State of Delaware and is validly existing under the laws of that State. Each New Fund has an authorized capital of an unlimited number of shares and each outstanding share of each New Fund is fully transferable and has full voting rights.

For what has been represented as valid business purposes, the following transactions (the "Transactions") will take place in accordance with the laws of the State of Delaware and pursuant to the Reorganization Agreement:

September 30, 2005
Page 3


      (a) On the date of the closing (the "Closing Date"), each Old Fund will transfer substantially all of its assets to the corresponding New Fund. Solely in exchange therefor, such New Fund will assume all of the liabilities of such Old Fund and deliver to such Old Fund a number of voting shares of such New Fund that represents all of the aggregate voting shares of such New Fund.

      (b) Each Old Fund will then liquidate and distribute all of the shares of the corresponding New Fund to the shareholders of such Old Fund in proportion to their respective interests in such Old Fund in exchange for their shares in such Old Fund.

      (c) Each Old Fund will then wind up and dissolve as soon as practicable thereafter, and its legal existence will be terminated.

In rendering the opinion set forth below, we have examined and relied upon the following, assuming the truth and accuracy of any statements contained therein:

      (1) the Reorganization Agreement; and

      (2) such other documents, records and instruments as we have deemed necessary in order to enable us to render the opinion referred to in this letter.

In addition, for purposes of rendering the opinion set forth below, relied upon the following representations by the New Funds and the Old Funds, as applicable:

      (A) In the normal course of business, each Old Fund prior to the Transactions, and each New Fund following the Transactions, are likely to: (i) redeem shares; (ii) issue shares; and (iii) buy or sell assets depending on market conditions and changes in the number of shares outstanding. None of such changes, if any, in outstanding shares or in assets held will be related to the Transactions.

      (B) There is no plan or intention by any New Fund or any person related to any New Fund, as defined in Section 1.368-1(e)(3) of the Treasury Regulations, to acquire or redeem any of the shares of a New Fund issued in a Transaction either directly or through any transaction, agreement or arrangement with any other person; provided, however, that certain acquisitions and redemptions will occur in the ordinary course of each New Fund's business as an open-end investment company, as required by Section 22(e) of the 1940 Act. For this purpose, Section 1.368-1(e)(3) of the Treasury Regulations generally provides that two corporations are related (i) if they are members of the same affiliated group (i.e., one or more chains of corporations connected through stock ownership with a common parent corporation where: (x) stock with at least eighty percent (80%) of the total voting power and value of each corporation in the chain is owned directly by one or more of the other corporations in the chain; and (y) the common parent owns directly stock with at least eighty percent (80%) of the voting power and value of at least one of the corporations in the chain

September 30, 2005
Page 4


for consolidated return purposes) or (ii) if one corporation owns stock possessing at least fifty percent (50%) or more of the voting power or value of the other corporation.

      (C) During the five-year period ending on the date of the Transactions, neither any Old Fund nor any person related to any Old Fund, as defined in
Section 1.368-1(e)(3) of the Treasury Regulations, will have directly or through any transaction, agreement or arrangement with any other person, (i) acquired shares of any Old Fund with consideration other than shares of the corresponding New Fund or such Old Fund, or (ii) redeemed or made distributions with respect to the shares of such Old Fund; provided, however, that certain acquisitions and redemptions have occurred in the ordinary course of each Old Fund's business as an open-end investment company as required by Section 22(e) of the 1940 Act and were made in the ordinary course of such Old Fund's business as a qualified regulated investment company.

      (D) The fair market value of the shares received by each shareholder of each Old Fund will be approximately equal to the fair market value of the shares of the Old Fund surrendered in the applicable Transaction. No shareholder of an Old Fund will receive consideration other than shares of the corresponding New Fund.

      (E) To the best knowledge of each Old Fund, there is no plan or intention on the part of the shareholders of such Old Fund to sell, exchange or otherwise dispose of any of the shares received in the applicable Transaction, except for the sales, exchanges or dispositions to be made in the ordinary course of the corresponding New Fund's business as a regulated investment company.

      (F) Immediately following the Transactions, the shareholders of each Old Fund will own all of the shares of the corresponding New Fund and will own such shares solely by reason of their ownership of shares of such Old Fund immediately prior to the Transactions.

      (G) No New Fund has any plan or intention to issue additional shares of its stock following the Transactions, except in connection with its legal obligations under the 1940 Act or in the ordinary course of such New Fund's business as a qualified regulated investment company.

      (H) Immediately following the Transactions, each New Fund will possess the same assets and liabilities (other than assets used to pay the expenses of the applicable Transaction) as those possessed by the corresponding Old Fund immediately prior to the applicable Transaction. Assets used to pay the expenses of the applicable Transaction and all redemptions and distributions (except for regular, normal redemptions made, and dividends paid, by an Old Fund pursuant to its legal obligations under the 1940 Act) made by an Old Fund immediately prior to the applicable Transaction, will, in the aggregate, constitute less than one percent (1%) of the net assets of such Old Fund.

September 30, 2005
Page 5


      (I) At the time of the Transactions, the Old Funds will not have any outstanding warrants, options, convertibles securities or any other type of right pursuant to which any person could acquire stock in the Old Funds.

      (J) No New Fund has a plan or intention to reacquire any shares issued in the Transactions except in connection with its legal obligations under the 1940 Act.

      (K) No New Fund has a plan or intention to sell or otherwise dispose of any of the assets of any Old Fund acquired in the Transactions, except for dispositions made in the ordinary course of its business as a regulated investment company.

      (L) The liabilities of each Old Fund assumed by the corresponding New Fund plus the liabilities, if any, to which the transferred assets are subject were incurred by such Old Fund in the ordinary course of its business and are associated with the assets transferred.

      (M) No Old Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Internal Revenue Code of 1986, as amended (the "Code").

      (N) The investment advisors to the Old Funds and the New Funds will pay or assume only those expenses of the Old Funds and the New Funds that are solely and directly related to the Transactions in accordance with the guidelines established in Revenue Ruling 73-54, 1973-1 C.B. 187 (such as legal and accounting expenses, appraisal fees, administrative costs, security underwriting and registration fees and expenses, and transfer agents' fees and expenses). Otherwise, the Old Funds and the New Funds will pay their respective expenses, if any, incurred in connection with the Transactions.

      (O) During the period from its inception until the Transactions, no New Fund will have ever had an operating business.

      (P) The purpose and effect of the Transactions is to change the form of organization of each Old Fund to a series of CNI. It is anticipated that the Transactions will provide long-term benefits to the shareholders of the Old Funds.

      (Q) Each Old Fund (i) has elected to be taxed as a regulated investment company ("RIC") under Code Section 851, (ii) meets the requirements of a regulated investment company within the meaning of Code Section 368(a)(2)(F),
(iii) has filed in each taxable year of its existence an IRS Form 1120-RIC tax return as a regulated investment company under the Code and (iv) for all of its taxable periods, to the best of its knowledge, has qualified for the special tax treatment afforded regulated investment companies under the Code.

September 30, 2005
Page 6


      (R) After the Transaction, each New Fund intends to elect to be taxed as a regulated investment company under Code Section 851 and to meet the requirements of a regulated investment company within the meaning of Code Section 368(a)(2)(F).

      (S) Each Old Fund is treated as a separate corporation from each other and any other series fund of AHA under Code Section 851(g)(1).

B.  Charaterization as a Reorganization

Code Section 354(a) provides that stockholders of a corporation that is a party to a "reorganization" will not recognize gain or loss on the exchange, in pursuance of the plan of reorganization, of their shares for shares in another corporation that is also a party to the reorganization. Code Section 361(a) provides that a corporation that is a party to a reorganization will not recognize gain or loss if it exchanges property for stock in another corporation that is also a party to the reorganization. Code Section 381 generally provides that in reorganizations where Code Section 361 applies, the acquiring corporation will succeed to certain tax attributes including net operating loss carryovers, earnings and profits, and capital loss carryovers.

A "reorganization" for this purpose is defined in Code Section 368(a). In particular, Code Section 368(a)(1)(F) includes in the definition of a reorganization a "mere change in identity, form, or place of organization of one corporation, however effected," the so-called "F reorganization." Code Section 368(a)(2)(F) provides that a transaction involving an investment company will not be considered a reorganization unless the investment company is a RIC, a real estate investment trust, or certain other investment corporations. Each Old Fund and each New Fund has elected or intends to elect to be taxed as a RIC.

Proposed Regulations Section 1.368-2(m)(1)(i) provides that to qualify as a reorganization under section 368(a)(1)(F), a transaction must result in a mere change in identity, form, or place of organization of one corporation. A transaction that involves an actual or deemed transfer is a mere change under these regulations only if: (1) all the stock of the resulting corporation, including stock issued before the transfer, is issued in respect of stock of the transferring corporation; (2) there is no change in the ownership of the corporation in the transaction, except a change that has no effect other than that of a redemption of less than all the shares of the corporation; (3) the transferring corporation completely liquidates in the transaction; and (4) the resulting corporation does not hold any property or have any tax attributes (including those specified in section 381(c)) immediately before the transfer. Proposed Regulations Section 1.368-2(m)(1)(ii) clarifies that a transaction will not fail to qualify as an F reorganization if the resulting corporation issues a nominal amount of stock to facilitate its organization even though not issued in respect of the stock of the transferring corporation. Also, before the transfer the resulting corporation may hold a nominal amount of assets to facilitate its organization.

September 30, 2005
Page 7


Immediately following the Transactions: (1) no New Fund has any plan or intention to issue additional shares of its stock following the Transactions, except in connection with its legal obligations under the 1940 Act or in the ordinary course of such New Fund's business as a RIC; (2) the shareholders of each Old Fund will own all of the shares of the corresponding New Fund and will own such shares solely by reason of their ownership of shares of such Old Fund;
(3) each Old Fund will wind up and dissolve as soon as practicable after the Transactions are completed; and (4) during the period from its inception until the Transactions, no New Fund will have ever had an operating business.

As a further qualification for all forms of reorganization, Treasury Regulations
Section 1.368-1(c) provides generally that a scheme, device or plan that has no business or corporate purpose is not a plan of reorganization and thus will not qualify as a reorganization for purposes of Code Sections 354 and 361. The purpose and effect of the Transactions is to change the form of organization of each Old Fund to a series of CNI. Management anticipates that the Transactions will provide long-term benefits to the shareholders of the Old Funds.

Based on the above, it is our opinion that the Transactions will constitute a "reorganization" within the meaning of Code Section 368(a)(1)(F).

C.  Overall Conclusion

Our opinion set forth in this letter is based upon the Code, regulations of the Treasury Department, published administrative announcements and rulings of the Service and court decisions, all as of the date of this letter. Based on the foregoing facts and representations, and provided that the Transactions will take place in accordance with the terms of the Reorganization Agreement, and further provided that each Old Fund distributes the shares of the corresponding New Fund received in the Transactions as soon as practicable, we are of the opinion that:

         (a) The transfer of all of each Old Fund's assets to the corresponding New Fund in exchange for all of the outstanding shares of such New Fund (for each Transaction, the "New Shares") and the assumption of such Old Fund's liabilities, and the distribution of the New Shares to such Old Fund shareholders in liquidation of such Old Fund, will constitute a "reorganization" (the "Reorganization") within the meaning of Code Section 368(a)(1)(F);

         (b) Each Old Fund and the corresponding New Fund will be a party to the applicable Reorganization for the applicable Transaction within the meaning of Code Section 368(b);

September 30, 2005
Page 8


         (c) No gain or loss will be recognized by any New Fund upon the receipt of the assets of the corresponding Old Fund solely in exchange for the New Shares and the assumption by such New Fund of such Old Fund's liabilities;

         (d) No gain or loss will be recognized by any Old Fund upon the transfer of its assets to the corresponding New Fund in exchange for the New Shares and the assumption by such New Fund of such Old Fund's liabilities;

         (e) No gain or loss will be recognized by an Old Fund upon the distribution of the New Shares to its shareholders;

         (f) No gain or loss will be recognized by any shareholders of an Old Fund upon the exchange of their shares of such Old Fund or the receipt of New Shares;

         (g) The adjusted tax basis of the New Shares received by each shareholder of each Old Fund pursuant to a Reorganization will be the same as the adjusted tax basis of the shares of such Old Fund held by that shareholder immediately prior to such Reorganization;

         (h) The adjusted tax bases of the assets of each Old Fund acquired by the corresponding New Fund will be the same as the adjusted tax bases of such assets to such Old Fund immediately prior to the applicable Reorganization;

         (i) The holding period of the New Shares to be received by each shareholder of an Old Fund will include the period during which the Old Fund shares exchanged therefor were held by such shareholder, provided that such Old Fund shares were held as capital assets on the date of the exchange;

         (j) The holding period of the assets of each Old Fund acquired by the corresponding New Fund will include the period during which those assets were held by such Old Fund; and

         (k) Each of the New Funds will succeed to and take into account those tax attributes of the corresponding Old Fund that are described in Code Section 381(c).

The opinion set forth above represents our conclusions as to the application of federal income tax law existing as of the date of this letter to the Transactions described above, and we can give no assurance that legislative enactments, administrative changes or court decisions may not be forthcoming that would require modifications or revocations of our opinion expressed herein. Moreover, there can be no assurance that positions contrary to our opinion will not be taken by the Service, or that a court considering the issues would not hold contrary to such opinion. Further, the opinion set forth above represents our conclusions based upon the documents and facts referred to above. Any material amendments to such documents or changes in any significant facts would affect the opinion referred to herein. Although we have

September 30, 2005
Page 9


made such inquiries and performed such investigation as we have deemed necessary to fulfill our professional responsibilities, we have not undertaken an independent investigation of the facts referred to in this letter.

We express no opinion as to any federal income tax issue or other matter except those set forth above.

Very truly yours,

/s/ PAUL, HASTINGS, JANOFSKY & WALKER LLP